Provisions, income tax liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non Current Provisions and Other Non-current Liabilities
The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2021	2020	(a)	2019	(a)
Provisions	6,430	6,998		7,125
Other non-current liabilities(b)	291	317		288
Total	6,721	7,315		7,413
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (IAS 19, Employee Benefits) (see note A.2.1.).
(b) Includes derivative financial instruments: €6 million as of December 31, 2021, €92 million as of December 31, 2020, €10 million as of December 31, 2019.

Summary of Movements in Non-current Provisions
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post-employment benefits (D.19.1.)	(d)	Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)		Total
Balance at January 1, 2019	3,291		761	632	1,968		6,652
Changes in scope of consolidation	(1)		—	—	—		(1)
Increases in provisions	262	(a)	189	393	554	(b)	1,398
Provisions utilized	(285)	(a)	(102)	(3)	(132)		(522)
Reversals of unutilized provisions	(205)	(a)	(3)	(15)	(511)	(c)	(734)
Transfers	92		(3)	(411)	168		(154)
Net interest related to employee benefits, and unwinding of discount	78		5	3	18		104
Currency translation differences	35		8	1	6		50
Actuarial gains and losses on defined-benefit plans	331		—	—	—		331
Balance at December 31, 2019	3,599		855	600	2,071		7,125
Changes in scope of consolidation	(3)		—	—	8		5
Increases in provisions	256	(a)	169	688	369		1,482
Provisions utilized	(566)	(a)	(109)	(5)	(113)		(793)
Reversals of unutilized provisions	(226)	(a)	(5)	(42)	(245)		(518)
Transfers	12		—	(369)	(64)		(421)
Net interest related to employee benefits, and unwinding of discount	55		2	1	8		66
Currency translation differences	(117)		(33)	(5)	(59)		(214)
Actuarial gains and losses on defined-benefit plans	266		—	—	—		266
Balance at December 31, 2020	3,276		879	868	1,975		6,998
Changes in scope of consolidation	(2)		—	—	37		35
Increases in provisions	247	(a)	156	67	261		731
Provisions utilized	(222)	(a)	(122)	(8)	(107)		(459)
Reversals of unutilized provisions	(13)	(a)	(7)	(35)	(145)		(200)
Transfers	(13)		(3)	(370)	(39)		(425)
Net interest related to employee benefits, and unwinding of discount	42		2	—	9		53
Currency translation differences	80		30	2	33		145
Actuarial gains and losses on defined-benefit plans	(448)		—	—	—		(448)
Balance at December 31, 2021	2,947		935	524	2,024		6,430
(a) In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds, and plan settlements; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b) Amounts charged during the period include changes to estimates of future expenditures on environmental risks.
(c) This amount mainly comprises a reversal of a provision resulting from a settlement of litigation (see Note D.28.).
(d) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1.).

Summary of Financial and Demographic Assumptions
Those calculations were based on the following financial and demographic assumptions:

	2021						2020						2019
	France	Germany		USA	UK		France	Germany		USA	UK		France	Germany		USA	UK
Discount rate(a)/(b)	0.10% to 1.10%	0.10% to 1.10%		2.70%	1.90%		—% or 0.55%	—% or 0.55%		2.40%	1.35%		0.25% or 0.75%	0.25% or 0.75%		3.00%	2.00%
General inflation rate(c)	1.95%	1.95%		—	3.30%		1.45%	1.45%		—	2.95%		1.30%	1.30%		—	2.85%
Pension benefit indexation	1.95%	1.95%		—	3.15%		1.45%	1.45%		—	2.85%		1.25% to 2.25%	1.30%		—	2.80%
Healthcare cost inflation rate	—	—	(d)	3.50% to 4.50%	—	(d)	—	—	(d)	3.50% to 4.50%	—	(d)	2.00%	—	(d)	5.52%	—	(d)
Retirement age	62 to 67	62		55 to70	60 to 65		62 to 67	62		55 to 70	60 to 65		62 to 67	62		55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G		RP2012 Proj. MP2020 White Collar	SAPS S3		TGH/ TGF 05	Heubeck RT 2018 G		RP2012 Proj. G. Scale MP2019 White Collar	SAPS S2		TGH/ TGF 05	Heubeck RT 2018 G		RP2014 G. Scale MP2018	SAPS S2
(a) The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b) The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c) Inflation for the euro zone is determined using a multi-criterion method.
(d) No post-employment healthcare benefits are provided in France since 2020, Germany and UK.

Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2021				2020				2019
(years)	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Weighted average duration	12	16	15	17	13	16	16	18	13	15	14	17

Summary of Sensitivity for Pensions and Other Post-employment Benefits to Changes in Key Actuarial Assumptions	The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	USA	UK
Discount rate	-0.50%	+100	+275	+161	+296
General inflation rate	+0.50%	+61	+359	—	+164
Pension benefit indexation	+0.50%	+67	+350	—	+116
Healthcare cost inflation rate	+0.50%	—	—	+15	—
Mortality table	+1 year	+47	+84	+53	+150

Reconciliation of Net Obligation in Respect of Sanofi's Pension and Other Post-Employment Benefit Plans
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2021	2020	(a)	2019	(a)
Measurement of the obligation:
Beginning of period	12,456	13,094		11,824
Current service cost	227	221		205
Interest cost	148	192		289
Actuarial losses/(gains) due to changes in demographic assumptions	(162)	52		(61)
Actuarial losses/(gains) due to changes in financial assumptions	(210)	936		1,431
Actuarial losses/(gains) due to experience adjustments	(120)	(26)		(115)
Plan amendments, curtailments or settlements not specified in the terms of the plan(a)	(4)	(938)		(212)
Plan settlements specified in the terms of the plan	(66)	(75)		(78)
Benefits paid	(503)	(545)		(504)
Changes in scope of consolidation and transfers	(8)	(12)		13
Currency translation differences	417	(443)		302
Obligation at end of period	12,175	12,456		13,094
Fair value of plan assets:
Beginning of period	9,358	9,651		8,610
Interest income on plan assets	106	138		211
Difference between actual return and interest income on plan assets	207	696		926
Administration costs	(7)	(14)		(7)
Plan settlements specified in the terms of the plan	(66)	(75)		(78)
Plan settlements not specified in the terms of the plan	(9)	(739)		(64)
Contributions from plan members	6	6		6
Employer’s contributions	176	490		250
Benefits paid	(458)	(469)		(470)
Changes in scope of consolidation and transfers	(6)	—		—
Currency translation differences	344	(326)		267
Fair value of plan assets at end of period	9,651	9,358		9,651
Net amount shown in the balance sheet:
Net obligation	2,524	3,098		3,443
Effect of asset ceiling	15	1		1
Net amount shown in the balance sheet at end of period	2,539	3,099		3,444
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)(c)	(408)	(177)		(155)
Obligations provided for	2,947	3,276		3,599
Net amount recognized at end of period	2,539	3,099		3,444
Benefit cost for the period:
Current service cost	227	221		205
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan(b)	5	(199)		(148)
Net interest (income)/cost	42	55		78
Contributions from plan members	(6)	(7)		(6)
Administration costs and taxes paid during the period	7	14		7
Expense recognized directly in profit or loss	276	84		136
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses) (d)	(685)	266		331
Expense/(gain) for the period	(409)	350		467
(a) These amounts include the impact of applying the April 2021 IFRIC agenda decision on the attribution of benefits to periods of service. The effect of this decision is a €231 million decrease in the provision originally recognized as of January 1, 2019, mainly in respect of lump-sum retirement benefits in France. Prior to the IFRIC agenda decision, such benefits were allocated to periods of service starting on the date the employee joined the company, whereas they are now allocated starting on the date from which each subsequent year of service counts towards entitlement to the benefit.
(b) For 2019, this line mainly comprises the favorable impact of the amendment to the remaining top-up pension plan, following the application of the Pacte law in France. For 2020, it mainly comprises a reduction in post-employment benefit liabilities following the announcement of voluntary redundancy programs, primarily in Europe.
(c)    For 2021, this line includes €220 million of assets in the United Kingdom.That amount is not subject to any asset ceiling, in accordance with IFRIC 14.
(d) Amounts recognized in Other Comprehensive Income (see Note D.15.7.).

Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2021	France	Germany	USA	UK	Other	Total
Measurement of obligation	1,657	3,576	2,099	3,414	1,429	12,175
Fair value of plan assets	838	2,808	1,127	3,629	1,249	9,651
Effect of asset ceiling	—	—	—	—	(15)	(15)
Net amount shown in the balance sheet at end of period	819	768	972	(215)	195	2,539

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2020	France	Germany	USA	UK	Other	Total
Measurement of obligation	1,778	3,580	2,091	3,561	1,446	12,456
Fair value of plan assets	906	2,661	1,077	3,536	1,178	9,358
Effect of asset ceiling	—	—	—	—	(1)	(1)
Net amount shown in the balance sheet at end of period	872	919	1,014	25	269	3,099

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2019	France	Germany	USA	UK	Other	Total
Measurement of obligation	1,849	3,470	2,948	3,388	1,439	13,094
Fair value of plan assets	956	2,516	1,774	3,258	1,147	9,651
Effect of asset ceiling	—	—	—	—	(1)	(1)
Net amount shown in the balance sheet at end of period	893	954	1,174	130	293	3,444

Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2021	2020	2019
Securities quoted in an active market	86.9%	94.8%	87.4%
Cash and cash equivalents	0.7%	3.5%	1.8%
Equity instruments	25.0%	24.8%	22.6%
Bonds and similar instruments	53.8%	59.9%	55.8%
Real estate	4.0%	3.4%	3.8%
Commodities	1.0%	0.9%	0.9%
Other	2.4%	2.3%	2.5%
Other securities	13.1%	5.2%	12.6%
Hedge funds	—%	0.4%	—%
Insurance policies	13.1%	4.8%	12.6%
Total	100.0%	100.0%	100.0%

Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2021	France	Germany	USA	UK	Other	Total
Current service cost	72	47	57	—	51	227
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	2	—	—	3	—	5
Net interest cost/(income) including administration costs and taxes paid during the period	5	5	27	3	9	49
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	80	52	84	6	54	276
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(106)	(113)	(157)	(236)	(73)	(685)
Expense/(gain) for the period	(26)	(61)	(73)	(230)	(19)	(409)

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2020	France	Germany	USA	UK	Other	Total
Current service cost	65	49	51	—	56	221
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(87)	10	(123)	—	1	(199)
Net interest cost/(income) including administration costs and taxes paid during the period	7	13	34	5	10	69
Contributions from plan members	—	—	—	—	(7)	(7)
Expense/(gain) recognized directly in profit or loss	(15)	72	(38)	5	60	84
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	23	121	22	115	(15)	266
Expense/(gain) for the period	8	193	(16)	120	45	350

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2019	France	Germany	USA	UK	Other	Total
Current service cost	68	42	42	—	53	205
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(146)	13	(12)	(2)	(1)	(148)
Net interest cost/(income) including administration costs and taxes paid during the period	16	17	40	2	11	86
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	(62)	72	70	—	56	136
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	42	(4)	148	133	12	331
Expense/(gain) for the period	(20)	68	218	133	68	467

Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses)
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2021				2020				2019
	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Actuarial gains/(losses) arising during the period	106	113	156	237	(23)	(121)	(22)	(115)	(42)	5	(148)	(133)
Comprising:
Gains/(losses) on experience adjustments(a)	60	182	23	35	28	76	214	341	145	331	210	242
Gains/(losses) on demographic assumptions	—	—	51	125	9	—	(42)	(14)	—	—	—	63
Gains/(losses) on financial assumptions	46	(69)	82	77	(60)	(197)	(194)	(442)	(187)	(326)	(358)	(438)
(a) Experience adjustments are mainly due to the effect of trends in the financial markets on plan assets.

Summary of Net Pre-tax Actuarial Loss
The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2021	2020	2019
Net pre-tax actuarial loss	(2,738)	(3,423)	(3,160)

Summary of Present Value of Pension and Other Post Employement Benefits
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2021	2020	2019
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	11,069	11,322	11,829
Present value of unfunded obligations	1,106	1,134	1,265
Total	12,175	12,456	13,094

Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement Line Items
The total expense for pensions and other post-employment benefits (€276 million in 2021) is allocated between income statement line items as follows:

(€ million)	2021	2020	2019
Cost of sales	77	77	70
Research and development expenses	65	63	30
Selling and general expenses	87	88	104
Other operating (income)/expenses, net	(1)	(140)	(109)
Restructuring costs	6	(59)	(37)
Financial expenses	42	55	78
Total	276	84	136

Estimated Amounts of Employer's Contributions to Plan Assets	The estimated amounts of employer’s contributions to plan assets in 2022 are as follows:

(€ million)	France	Germany	USA	UK	Other	Total
Employer’s contributions in 2021 (estimate):
2022	—	—	—	4	45	49

Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for future years:

(€ million)	France	Germany	USA	UK	Other	Total
Estimated future benefit payments:
2022	93	186	106	126	55	566
2023	65	189	98	130	56	538
2024	72	194	97	134	56	553
2025	76	197	99	139	57	568
2026	77	199	92	143	61	572
2027 to 2029	487	992	469	788	350	3,086

Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans
The table below shows estimates as of December 31, 2021 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

	Total	Payments due by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,106	60	105	106	835

Movements in Restructuring Provisions Classified in Non-current and Current Liabilities
The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2021	2020	2019
Balance, beginning of period	1,499	1,390	1,572
Of which:
•Classified in non-current liabilities	868	600	632
•Classified in current liabilities	631	790	940
Change in provisions recognized in profit or loss for the period	183	767	760
Provisions utilized	(571)	(663)	(897)
Transfers	1	20	(51)
Unwinding of discount	—	1	3
Currency translation differences	6	(16)	3
Balance, end of period	1,118	1,499	1,390
Of which:
•Classified in non-current liabilities	524	868	600
•Classified in current liabilities	594	631	790

Timing of Future Termination Benefit Payments
The timing of future termination benefit payments is as follows:

December 31, 2021	Total	Benefit payments by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	614	269	288	53	4
•Other countries	329	207	106	14	2
Total	943	476	394	67	6

December 31, 2020		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	889	295	457	124	13
•Other countries	371	195	149	18	9
Total	1,260	490	606	142	22

December 31, 2019		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	694	314	268	110	2
•Other countries	431	343	79	6	3
Total	1,125	657	347	116	5

Summary of Other Provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2021	2020	2019
Environmental risks	650	713	737
Product liability risks, litigation and other	1,374	1,262	1,334
Total	2,024	1,975	2,071

Current Provisions and Other Current Liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2021	2020	2019
Taxes payable, other than corporate income taxes	428	347	361
Employee-related liabilities	2,126	2,042	1,978
Restructuring provisions (see Note D.19.2.)	594	631	790
Interest rate derivatives (see Note D.20.)	1	—	2
Currency derivatives (see Note D.20.)	62	205	87
Equity derivatives (see Note D.20.)	16	—	—
Amounts payable for acquisitions of non-current assets	559	467	413
Customer contract liabilities(a)	319	252	—
Other current liabilities(b)	7,112	6,188	6,072
Total	11,217	10,132	9,703
(a) See Note A.7., “Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK”.
(b) “Other current liabilities” includes provisions for customer rebates and returns, and for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.). As of December 31, 2019, the “Other current liabilities” line also included $315 million deposited by Sanofi in an escrow account, the release of which occurred in March 2020 following the signature of a settlement agreement in the CVR litigation between Sanofi and the Trustee.